Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

13. RELATED PARTY BALANCES AND TRANSACTIONS

The following is a list of a director and related parties to which the Group has transactions with:

(a)	Ian Huen, the Chief Executive Officer and Executive Director of the Group;
(b)	AENEAS CAPITAL LIMITED, an entity controlled by Darren Lui, the Executive Director of the Group;
(c)	Aeneas Limited, formerly known as Aptus Financial Holdings Limited, an entity controlled by Ian Huen;
(d)	Aeneas Group Limited, formerly known as Aptus Asia Financial Holdings Limited, an entity controlled by Ian Huen.
(e)	Aeneas Management Limited, an entity controlled by Ian Huen.
(f)	Jurchen Investment Corporation, the holding company and an entity controlled by Ian Huen.
(g)	Clark Cheng, the Executive Director of the Group
(h)	Sabrina Khan, the Chief Financial Officer of the Group

Amounts due from related parties

Amounts due from related parties consisted of the following as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Current
AENEAS CAPITAL LIMITED	$169,051	$-

Non-current
AENEAS CAPITAL LIMITED	-	106,942
Aeneas Limited	-	190,427
Aeneas Group Limited	-	7,451
Jurchen Investment Corporation	50,000	-
Total	$50,000	$304,820

Amounts due to related parties

Amounts due to related parties consisted of the following as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017

AENEAS CAPITAL LIMITED	$-	$197,386
Ian Huen	2,545	-
Clark Cheng	8,893	-
Sabrina Khan	21,979	-
Total	$33,417	$197,386

Related party transactions

Related party transactions consisted of the following for the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017:

	Year ended December 31, 2018	March 1, 2017 through December 31, 2017
A borrowing from a related party (Note 1)
- Ian Huen	$-	$6,410

Payments on behalf of the Group (Note 2)
- AENEAS CAPITAL LIMITED	$-	$64,038
- Aeneas Management Limited	$156,961	$-

Expense reimbursement (Note 2)
- AENEAS CAPITAL LIMITED	$7,331	$66,881
- Aeneas Management Limited	$156,961	$-

Payments on behalf of related parties (Note 3)
- AENEAS CAPITAL LIMITED	$22,934	$109,025
- Aeneas Limited	$-	$132,074
- Aeneas Group Limited	$-	$1,853

Repayments from related parties (Note 3)
- AENEAS CAPITAL LIMITED	$132,128	$-
- Aeneas Limited	$190,427	$-
- Aeneas Group Limited	$7,451	-

Management and administrative fees (Note 4)
- AENEAS CAPITAL LIMITED	$448,718	$640,932
Settlement of Management fees (Note 4)
- AENEAS CAPITAL LIMITED	$705,128	$-

Rental expense (Note 5)
- Jurchen Investment Corporation	$207,841	$-

Settlement of rental expense (Note 5)
- Jurchen Investment Corporation	$207,841	$-

Payment for rental deposit (Note 5)
- Jurchen Investment Corporation	$50,000	$-

Note 1: The non-interest-bearing loan was borrowed from management for operation purpose and the loan was due on demand.

Note 2: AENEAS CAPITAL LIMITED has paid the audit fee and legal fee on behalf of the Group and received the expense reimbursement. Some of the amounts were repaid during the periods. The balances were non-interest bearing.

Aeneas Management Limited has paid the operation fee on behalf of the Group and received the expense reimbursement. The balances were non-interest bearing.

Note 3: The Group has paid the expenses on behalf of AENEAS CAPITAL LIMITED, Aeneas Limited and Aeneas Group Limited, and the balances were non-interest bearing. There was no further payment on behalf transactions since April 2018.

Note 4: AENEAS CAPITAL LIMITED provides certain management and administrative services to the Group. For the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017, AENEAS CAPITAL LIMITED was entitled to receive a fixed amount of administrative fees of HKD500,000 (approximately $64,103) per calendar month. On July 31, 2018, the agreement was mutually agreed to be terminated.

Note 5: Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK$130,000 (approximately USD16,667) per calendar month.

On November 11, 2017, the Group sold 100% of the ownership of Aeneas Limited and its subsidiary, Aeneas Group Limited, to Jurchen Investment Corporation for cash proceeds of $1. The Group recognized a gain on disposal of entity under common control of $67,874, net of net liabilities of Aeneas Limited and its subsidiary of $67,874 in consolidated statement of equity.

On April 3, 2018, Aptorum Medical Limited issued 526 shares to Clark Cheng, decreasing the equity interest of the Company from 100% to 95%.

In April 2018, the Group, AENEAS CAPITAL LIMITED, Aeneas Management Limited and Aeneas Group Limited entered into a net settlement agreement to offset the amounts due from related parties against the amounts due to related parties. Thereby, the Group is released from obligation for a total amount of $164,973, netting off receivables of total amount of $197,878 and collected remaining balance of $32,905.